Income taxes	12 Months Ended
Dec. 31, 2024
Income Taxes
Income taxes

21.	Income taxes

Significant components of the current and deferred income tax recovery for the years ended December 31, 2024, 2023 and 2022 are as follows:

	December 31,
	2024	2023	2022
	$	$	$
Current income tax expense	10	-	-
Deferred tax:
Origination and reversal of temporary differences	(3,924)	(961)	1,059
Tax rate changes and tax rate differences	-	70	46
Change in unrecognized deductible temporary differences	3,998	28	47
Prior period adjustments	10	(22)	(72)
Income tax (benefit) expense	84	(885)	1,080

The reconciliation of the combined Canadian federal and provincial corporate income tax rate to the income tax expense for the years ended December 31, 2024, 2023 and 2022 is provided below:

	December 31,
	2024	2023	2022
	$	$	$
(Loss) Profit before tax	(15,225)	(4,370)	4,528
Combined Canadian federal and provincial statutory income tax rate	26.50%	23.00%	23.00%
Expected tax expense at the Canadian combined federal and statutory tax rate	(4,035)	(1,006)	1,041
Non-deductible expenses	215	45	18
Change in unrecognized deductible temporary differences	3,998	28	47
Change in tax rates and rate differences	(328)	70	46
Expiration of tax attributes	214	-	-
Prior period adjustments	15	(22)	(72)
Other	5	-	-
Income tax (benefit) expense	84	(885)	1,080

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022

(in thousands of US dollars, except share and per share data and where otherwise noted)

Loss before income taxes is attributable to the Company’s tax jurisdictions for the years ended December 31, 2024, 2023 and 2022. as follows:

	December 31,
	2024	2023	2022
	$	$	$
Canada	(10,796)	(4,370)	4,528
Germany	(4,265)	-	-
United States	(164)	-	-
	(15,225)	(4,370)	4,528

Significant components of deferred tax assets and liabilities are as follows:

	December 31,
	2024	2023
	$	$
Deferred tax assets are attributable to the following:
Patents	-	102
Intangibles	108	31
Other	56	-
SRED pool	170	184
Lease liabilities	43	391
Non-capital losses	941	1,378
Deferred tax assets	1,318	2,086
Offset by deferred tax liabilities	(1,318)	(2,011)
Net deferred tax asset	-	75

Deferred tax liabilities are attributable to the following:
Property and equipment	(1,292)	(2,011)
Other	(26)
Deferred tax liabilities	(1,318)	(2,011)
Offset by deferred tax assets	1,318	2,011
Net deferred tax liability	-	-

Deferred income tax assets are recognized to the extent that the realization of the related tax benefit through reversal of temporary differences and future taxable profits is probable. Based on the current forecasted future taxable profits and reversal of temporary differences, the company does not believe it will have sufficient future earnings to offset the deferred tax assets and has an unrecognized deferred tax asset balance of $111,120.

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022

(in thousands of US dollars, except share and per share data and where otherwise noted)

The amount of deductible temporary differences and unused tax losses for which no deferred tax asset is recognized in the balance sheet is as follows:

	December 31,
	2024	2023
	$	$
Canada	142,926	6,958
Germany	217,443	-
United States	5,634	-
	366,003	6,958

The non-capital loss carryforwards in Canada expire between 2026 and 2043, the United States expire between 2028 and 2042, and there is no expiry date on the losses in Germany. As of December 31, 2024, the Company also has unrecognized non-refundable Canadian Federal income tax credits of $1,818, which expire between 2031 and 2043. Deferred tax assets and non-refundable investment tax credits have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the Company and its subsidiaries can utilize the benefits.